Loans and Allowance for Loan and Lease Losses (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
Classes of the Loan Portfolio Summarized by the Aggregate Risk Rating

The classes of the loan portfolio, summarized by the pass rating (net of deferred fees and costs of $435,000 as of June 30, 2017 and $196,000 as of December 31, 2016), and the classified ratings of special mention, substandard, and doubtful within Mid Penn’s internal risk rating system as of June 30, 2017 and December 31, 2016, are as follows:

(Dollars in thousands)	Pass	Special Mention	Substandard	Doubtful	Total
June 30, 2017
Commercial and industrial	$175,700	$4,385	$1,283	$—	$181,368
Commercial real estate	473,078	1,757	7,306	—	482,141
Commercial real estate—construction	52,543	191	571	—	53,305
Lease financing	307	—	—	—	307
Residential mortgage	101,186	102	1,349	—	102,637
Home equity	38,154	124	393	—	38,671
Consumer	3,878	—	—	—	3,878

	$844,846	$6,559	$10,902	$—	$862,307

(Dollars in thousands)	Pass	Special Mention	Substandard	Doubtful	Total
December 31, 2016
Commercial and industrial	$170,780	$937	$801	$—	$172,518
Commercial real estate	437,592	1,683	7,249	—	446,524
Commercial real estate—construction	52,888	202	1,286	—	54,376
Lease financing	425	—	—	—	425
Residential mortgage	97,994	107	1,356	—	99,457
Home equity	37,242	142	224	—	37,608
Consumer	3,016	—	—	—	3,016

	$799,937	$3,071	$10,916	$—	$813,924

The classes of the loan portfolio, summarized by the aggregate pass rating, net of deferred fees and costs of $196,000 and $178,000 as of December 31, 2016 and 2015, respectively, and the classified ratings of special mention, substandard, and doubtful within Mid Penn’s internal risk rating system as of December 31, 2016 and 2015, are noted below:

(Dollars in thousands) December 31, 2016	Pass	Special Mention	Substandard	Doubtful	Total
Commercial and industrial	$170,780	$937	$801	$—	$172,518
Commercial real estate	437,592	1,683	7,249	—	446,524
Commercial real estate—construction	52,888	202	1,286	—	54,376
Lease financing	425	—	—	—	425
Residential mortgage	97,994	107	1,356	—	99,457
Home equity	37,242	142	224	—	37,608
Consumer	3,016	—		—	3,016

	$799,937	$3,071	$10,916	$—	$813,924

(Dollars in thousands) December 31, 2015	Pass	Special Mention	Substandard	Doubtful	Total
Commercial and industrial	$158,302	$1,289	$670	$—	$160,261
Commercial real estate	359,859	2,088	7,517	—	369,464
Commercial real estate—construction	65,665	2,403	—	—	68,068
Lease financing	727	—	—	—	727
Residential mortgage	101,507	475	1,361	—	100,665
Home equity	32,928	261	222	—	33,411
Consumer	3,917	—	—	—	3,917

	$722,905	$6,516	$9,770	$—	$736,513

Impaired Loans by Loan Portfolio Class

Impaired loans by loan portfolio class as of June 30, 2017 and December 31, 2016 are summarized as follows:

	June 30, 2017			December 31, 2016
(Dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Recorded Investment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded:
Commercial and industrial	$—	$18	$—	$4	$9	$—
Commercial real estate:
Commercial real estate	900	1,390	—	726	1,792	—
Acquired with credit deterioration	573	573	—	842	842	—
Commercial real estate—construction	331	334		618	618
Residential mortgage:
Residential mortgage	902	931	—	848	882	—
Acquired with credit deterioration	324	324	—	389	389	—
Home equity	327	369	—	111	129	—

With an allowance recorded:
Commercial and industrial	$—	$—	$—	$56	$62	$6
Commercial real estate	2,751	2,915	893	2,520	2,646	711
Commercial real estate—construction	240	242	70	242	242	72
Residential mortgage	66	68	66	68	68	68
Home equity	—	—	—	29	49	1

Total Impaired Loans:
Commercial and industrial	$—	$18	$—	$60	$71	$6
Commercial real estate	4,224	4,878	893	4,088	5,280	711
Commercial real estate—construction	571	576	70	860	860	72
Residential mortgage	1,292	1,323	66	1,305	1,339	68
Home equity	327	369	—	140	178	1

Impaired loans by loan portfolio class as of December 31, 2016 and 2015 are summarized as follows:

	December 31, 2016			December 31, 2015
(Dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Recorded Investment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded:
Commercial and industrial:
Commercial and industrial	$4	$9	$—	$14	$49	$—
Commercial real estate:
Commercial real estate	726	1,792	—	1,023	2,020	—
Acquired with credit deterioration*	842	842	—	931	931	—
Commercial real estate—construction:
Commercial real estate—construction	618	618	—	—	—	—
Residential mortgage:
Residential mortgage	848	882	—	1,329	1,434	—
Acquired with credit deterioration*	389	389	—	400	400	—
Home equity:
Home equity	111	129	—	115	137	—

With an allowance recorded:
Commercial and industrial	$56	$62	$6	$113	$128	$51
Commercial real estate	2,520	2,646	711	1,947	1,981	429
Commercial real estate—construction	242	242	72	—	—	—
Residential mortgage	68	68	68	32	32	23
Home equity	29	49	1	—	—	—

Total:
Commercial and industrial	$60	$71	$6	$127	$177	$51
Commercial real estate	4,088	5,280	711	3,901	4,001	429
Commercial real estate—construction	860	860	72	—	—	—
Residential mortgage	1,305	1,339	68	1,761	1,466	23
Home equity	140	178	1	115	137	—

Average Recorded Investment Of Impaired Loans And Related Interest Income By Loan Portfolio Class

The average recorded investment of impaired loans and related interest income recognized for the three and six months ended June 30, 2017 and 2016 are summarized as follows:

	Three Months Ended
	June 30, 2017		June 30, 2016
(Dollars in thousands)	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Commercial and industrial	$36	$—	$11	$—
Commercial real estate:
Commercial real estate	644	—	960	—
Acquired with credit deterioration	644	110	943	—
Commercial real estate—construction	473	—	—	—
Lease financing	—
Residential mortgage:
Residential mortgage	860	7	831	7
Acquired with credit deterioration	326	2	377
Home equity:			66	—
Home equity	90	—	—	—
Acquired with credit deterioration	—	—	—	—
Consumer	—	—	—	—

With an allowance recorded:
Commercial and industrial	$—	$—	$59	$—
Commercial real estate	2,792	—	2,201	—
Commercial real estate—construction	240	—	—	—
Lease financing	—	—	—	—
Residential mortgage	66	—	—	—
Home equity	—	—	17	—
Consumer	—	—	—	—

Total Impaired Loans:
Commercial and industrial	$36	$—	$70	$—
Commercial real estate	4,080	110	4,104	—
Commercial real estate—construction	713	—	—	—
Lease financing	—	—	—	—
Residential mortgage	1,252	9	1,208	7
Home equity	90	—	83	—

	Six Months Ended
	June 30, 2017		June 30, 2016
(Dollars in thousands)	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Commercial and industrial	$18	$—	$14	$—
Commercial real estate:
Commercial real estate	524	279	1,001	—
Acquired with credit deterioration	738	110	934	—
Commercial real estate—construction	313	—	—	—
Lease financing	—	—	—	—
Residential mortgage:
Residential mortgage	843	18	777	9
Acquired with credit deterioration	350	—	375	4
Home equity	101	2	53	—
Consumer	—

With an allowance recorded:
Commercial and industrial	$—	$—	$61	$—
Commercial real estate	2,660	—	1,851	—
Commercial real estate—construction	144	—	—	—
Lease financing	—	—	—	—
Residential mortgage	40	—	—	—
Home equity	—	—	19	—
Consumer	—	—	—	—

Total Impaired Loans:
Commercial and industrial	$18	$—	$75	$—
Commercial real estate	3,922	389	3,786	—
Commercial real estate—construction	457	—	—	—
Lease financing	—	—	—	—
Residential mortgage	1,233	18	1,152	13
Home equity	101	2	72	—

Average recorded investment of impaired loans and related interest income recognized for the years ended December 31, 2016, 2015, and 2014 are summarized as follows:

	December 31, 2016		December 31, 2015		December 31, 2014
(Dollars in thousands)	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Commercial and industrial:
Commercial and industrial	$9	$—	$19	$—	$72	$—
Acquired with credit deterioration	—	—	—	205	—	—
Commercial real estate:
Commercial real estate	820	—	1,051	14	1,966	346
Acquired with credit deterioration	810	164	926	350	—	—
Commercial real estate—construction:
Commercial real estate—construction	124	—	—	—	—	—
Residential mortgage:
Residential mortgage	821	21	816	8	541	—
Acquired with credit deterioration	378	4	400	—	—	—
Home equity:
Home equity	75	—	107	—	29	—
Acquired with credit deterioration	—	—	—	3	—	—

With an allowance recorded:
Commercial and industrial	$59	$—	$123	$—	$93	$—
Commercial real estate	2,177	—	1,721	—	6,823	—
Commercial real estate—construction	48	—	—	—	—	—
Residential mortgage	14	—	25	—	—	—
Home equity	32	—	—	—	76	—

Total:
Commercial and industrial	$68	$—	$142	$205	$165	$—
Commercial real estate	3,807	164	3,698	364	8,789	346
Commercial real estate—construction	172	—	—	—	—	—
Residential mortgage	1,213	25	1,241	8	541	—
Home equity	107	—	107	3	105	—

Non-accrual Loans by Classes of the Loan Portfolio

Nonaccrual loans by loan portfolio class as of June 30, 2017 and December 31, 2016 are summarized as follows:

(Dollars in thousands)	June 30, 2017	December 31, 2016
Commercial and industrial	$—	$4
Commercial real estate	3,630	2,939
Commercial real estate—construction	571	860
Residential mortgage	690	715
Home equity	327	140

	$5,218	$4,658

Nonaccrual loans by loan portfolio class as of December 31, 2016 and 2015 are summarized as follows:

(Dollars in thousands)	2016	2015
Commercial and industrial	$4	$66
Commercial real estate	2,939	2,607
Commercial real estate—construction	860	—
Residential mortgage	715	1,630
Home equity	140	115

	$4,658	$4,418

Loan Portfolio Summarized by the Past Due Status

The classes of the loan portfolio summarized by the past due status as of June 30, 2017 and December 31, 2016 are summarized as follows:

(Dollars in thousands)	30-59 Days Past Due	60-89 Days Past Due	Greater than 90 Days	Total Past Due	Current	Total Loans	Loans Receivable > 90 Days and Accruing
June 30, 2017
Commercial and industrial	$101	$4,083	$—	$4,184	$177,184	$181,368	$—
Commercial real estate:
Commercial real estate	250	43	2,502	2,795	478,773	481,568	—
Acquired with credit deterioration	516	—	57	573	—	573	57
Commercial real estate—construction	371	120	451	942	52,363	53,305	—
Lease financing	—	—	—	—	307	307	—
Residential mortgage:
Residential mortgage	174	—	299	473	101,840	102,313	—
Acquired with credit deterioration	32	—	226	258	66	324	—
Home equity	13	—	298	311	38,360	38,671	—
Consumer	—	—	—	—	3,878	3,878	—

Total	$1,457	$4,246	$3,833	$9,536	$852,771	$862,307	$57

(Dollars in thousands)	30-59 Days Past Due	60-89 Days Past Due	Greater than 90 Days	Total Past Due	Current	Total Loans	Loans Receivable > 90 Days and Accruing
December 31, 2016
Commercial and industrial	$164	$12	$4	$180	$172,338	$172,518	$—
Commercial real estate:
Commercial real estate	475	—	1,004	1,479	444,203	445,682	—
Acquired with credit deterioration	—	—	59	59	783	842	59
Commercial real estate—construction	—	404	84	488	53,888	54,376	—
Lease financing	—	—	—	—	425	425	—
Residential mortgage:
Residential mortgage	548	124	237	909	98,159	99,068	—
Acquired with credit deterioration	—	—	238	238	151	389	—
Home equity	33	13	125	171	37,437	37,608	—
Consumer	—	—	—	—	3,016	3,016	—

Total	$1,220	$553	$1,751	$3,524	$810,400	$813,924	$59

The classes of the loan portfolio summarized by the past due status as of December 31, 2016 and 2015 are summarized as follows:

(Dollars in thousands) December 31, 2016	30-59 Days Past Due	60-89 Days Past Due	Greater than 90 Days	Total Past Due	Current	Total Loans	Loans Receivable > 90 Days and Accruing
Commercial and industrial:
Commercial and industrial	$164	$12	$4	$180	$172,338	$172,518	$—
Commercial real estate:
Commercial real estate	475	—	1,004	1,479	444,203	445,682	—
Acquired with credit deterioration	—	—	59	59	783	842	59
Commercial real estate—construction:
Commercial real estate—construction	—	404	84	488	53,888	54,376	—
Lease financing:
Lease financing	—	—	—	—	425	425	—
Residential mortgage:
Residential mortgage	548	124	237	909	98,159	99,068	—
Acquired with credit deterioration	—	—	238	238	151	389	—
Home equity:
Home equity	33	13	125	171	37,437	37,608	—
Consumer:
Consumer	—	—	—	—	3,016	3,016	—

Total	$1,220	$553	$1,751	$3,524	$810,400	$813,924	$59

(Dollars in thousands) December 31, 2015	30-59 Days Past Due	60-89 Days Past Due	Greater than 90 Days	Total Past Due	Current	Total Loans	Loans Receivable > 90 Days and Accruing
Commercial and industrial:
Commercial and industrial	$55	$204	$66	$325	$159,936	$160,261	$—
Commercial real estate:
Commercial real estate	211	608	1,456	2,275	366,258	368,533	—
Acquired with credit deterioration	215	518	55	788	143	931	55
Commercial real estate—construction:
Commercial real estate—construction	—	—	—	—	68,068	68,068	—
Lease financing:
Lease financing	—	—	—	—	727	727	—
Residential mortgage:
Residential mortgage	694	550	778	2,022	98,243	100,265	—
Acquired with credit deterioration	12	—	222	234	166	400	—
Home equity:
Home equity	—	50	23	73	33,338	33,411	—
Consumer:
Consumer	10	5	—	15	3,902	3,917	—

Total	$1,197	$1,935	$2,600	$5,732	$730,781	$736,513	$55

Allowance and Recorded Investment in Financing Receivables

The following tables summarize the allowance and recorded investments in loans receivable.

(Dollars in thousands)	Commercial and industrial	Commercial real estate	Commercial real estate— construction	Lease financing	Residential mortgage	Home equity	Consumer	Unallocated	Total
As of, and for the three months ended, June 30, 2017
Allowance for loan and lease losses:
Beginning balance, April 1, 2017	$1,630	$4,715	$101	$1	$532	$364	$3	$274	$7,620
Charge-offs	—	(30)	—	—	—	—	(10)	—	(40)
Recoveries	3	22	—	—	2	5	1	—	33
Provisions	(5)	274	39	—	5	35	10	(258)	100

Ending balance, June 30, 2017	$1,628	$4,981	$140	$1	$539	$404	$4	$16	$7,713

(Dollars in thousands)	Commercial and industrial	Commercial real estate	Commercial real estate— construction	Lease financing	Residential mortgage	Home equity	Consumer	Unallocated	Total
As of, and for the six months ended, June 30, 2017
Allowance for loan and lease losses:
Beginning balance, January 1, 2017	$1,580	$4,323	$144	$1	$541	$379	$3	$212	$7,183
Charge-offs	(12)	(30)	—	—	(18)	—	(16)	—	(76)
Recoveries	7	361	—	—	4	5	4	—	381
Provisions	53	327	(4)	—	12	20	13	(196)	225

Ending balance, June 30, 2017	1,628	4,981	140	1	539	404	4	16	7,713
Ending balance: individually evaluated for impairment	—	893	70	—	66	—	—	—	1,029

Ending balance: collectively evaluated for impairment	$1,628	$4,088	$70	$1	$473	$404	$4	$16	$6,684

Loans receivables:
Ending balance	$181,368	$482,141	$53,305	$307	$102,637	$38,671	$3,878	$—	$862,307
Ending balance: individually evaluated for impairment	—	3,651	571	—	968	327	—	—	5,517
Ending balance: acquired with credit deterioration	—	573	—	—	324	—	—	—	897

Ending balance: collectively evaluated for impairment	$181,368	$477,917	$52,734	$307	$101,345	$38,344	$3,878	$—	$855,893

(Dollars in thousands)	Commercial and industrial	Commercial real estate	Commercial real estate— construction	Lease financing	Residential mortgage	Home equity	Consumer	Unallocated	Total
As of, and for the three months ended, June 30, 2016
Allowance for loan and lease losses:
Beginning balance, April 1, 2016	$1,427	$3,777	$119	$1	$516	$303	$9	$287	$6,439
Charge-offs	—	(54)	—	—	—	(25)	(7)	—	(86)
Recoveries	1	136	—	—	25	—	2	—	164
Provisions	(56)	382	1	—	(20)	47	5	36	395

Ending balance, June 30, 2016	$1,372	$4,241	$120	$1	$521	$325	$9	$323	$6,912

(Dollars in thousands)	Commercial and industrial	Commercial real estate	Commercial real estate— construction	Lease financing	Residential mortgage	Home equity	Consumer	Unallocated	Total
As of, and for the six months ended, June 30, 2016
Allowance for loan and lease losses:
Beginning balance, January 1, 2016	$1,393	$3,552	$153	$1	$534	$317	$12	$206	$6,168
Charge-offs	—	(150)	—	—	—	(25)	(10)	—	(185)
Recoveries	2	161	—	—	25	—	6	—	194
Provisions	(23)	678	(33)	—	(38)	33	1	117	735

Ending balance, June 30, 2016	1,372	4,241	120	1	521	325	9	323	6,912
Ending balance: individually evaluated for impairment	3	769	—	—	—	2	—	—	774

Ending balance: collectively evaluated for impairment	$1,369	$3,472	$120	$1	$521	$323	$9	$323	$6,138

Loans receivables:
Ending balance	$160,278	$410,786	$56,074	$565	$103,822	$34,579	$3,049	$—	$769,153
Ending balance: individually evaluated for impairment	68	3,657	—	—	824	81	—	—	4,630
Ending balance: acquired with credit deterioration	—	951	—	—	370	—	—	—	1,321

Ending balance: collectively evaluated for impairment	$160,210	$406,178	$56,074	$565	$102,628	$34,498	$3,049	$—	$763,202

(Dollars in thousands)	Commercial and industrial	Commercial real estate	Commercial real estate— construction	Lease financing	Residential mortgage	Home equity	Consumer	Unallocated	Total
December 31, 2016
Allowance for loan and lease losses:
Ending balance	$1,580	$4,323	$144	$1	$541	$379	$3	$212	$7,183
Ending balance: individually evaluated for impairment	6	711	72	—	68	1	—	—	858

Ending balance: collectively evaluated for impairment	$1,574	$3,612	$72	$1	$473	$378	$3	$212	$6,325

Loans receivable:
Ending balance	$172,518	$446,524	$54,376	$425	$99,457	$37,608	$3,016	$—	$813,924
Ending balance: individually evaluated for impairment	60	3,246	860	—	916	140	—	—	5,222
Ending balance: acquired with credit deterioration	—	842	—	—	389	—	—	—	1,231

Ending balance: collectively evaluated for impairment	$172,458	$442,436	$53,516	$425	$98,152	$37,468	$3,016	$—	$807,471

Activity in the allowance for loan and lease losses for the years ended December 31, 2016, 2015, and 2014, and the recorded investment in loans receivable as of December 31, 2016, 2015, and 2014 are as follows:

(Dollars in thousands) December 31, 2016	Commercial and industrial	Commercial real estate	Commercial real estate - construction	Lease financing	Residential mortgage	Home equity	Consumer	Unallocated	Total
Allowance for loan and lease losses:
Beginning balance	$1,393	$3,552	$153	$1	$534	$317	$12	$206	$6,168
Charge-offs	(820)	(216)	—	—	(4)	(25)	(42)	—	(1,107)
Recoveries	4	211	—	—	26	—	11	—	252
Provisions	1,003	776	(9)	—	(15)	87	22	6	1,870

Ending balance	1,580	4,323	144	1	541	379	3	212	7,183
Ending balance: individually evaluated for impairment	6	711	72	—	68	1	—	—	858

Ending balance: collectively evaluated for impairment	$1,574	$3,612	$72	$1	$473	$378	$3	$212	$6,325

Loans receivable:
Ending balance	$172,518	$446,524	$54,376	$425	$99,457	$37,608	$3,016	$—	$813,924
Ending balance: individually evaluated for impairment	60	3,246	860	—	916	140	—	—	5,222
Ending balance: acquired with credit deterioration	—	842	—	—	389	—	—	—	1,231

Ending balance: collectively evaluated for impairment	$172,458	$442,436	$53,516	$425	$98,152	$37,468	$3,016	$—	$807,471

(Dollars in thousands) December 31, 2015	Commercial and industrial	Commercial real estate	Commercial real estate - construction	Lease financing	Residential mortgage	Home equity	Consumer	Unallocated	Total
Allowance for loan and lease losses:
Beginning balance	$1,393	$3,925	$33	$2	$450	$653	$35	$225	$6,716
Charge-offs	(130)	(1,569)	—	—	(35)	(36)	(14)	—	(1,784)
Recoveries	12	75	—	—	44	29	11	—	171
Provisions	118	1,121	120	(1)	75	(329)	(20)	(19)	1,065

Ending balance	1,393	3,552	153	1	534	317	12	206	6,168
Ending balance: individually evaluated for impairment	51	429	—	—	23	—	—	—	503

Ending balance: collectively evaluated for impairment	$1,342	$3,123	$153	$1	$511	$317	$12	$206	$5,665

Loans receivable:
Ending balance	$160,261	$369,464	$68,068	$727	$100,665	$33,411	$3,917	$—	$736,513
Ending balance: individually evaluated for impairment	127	2,970	—	—	1,361	115	—	—	4,573
Ending balance: acquired with credit deterioration	—	931	—	—	400	—	—	—	1,331

Ending balance: collectively evaluated for impairment	$160,134	$365,563	$68,068	$727	$98,904	33,296	$3,917	$—	$730,609

(Dollars in thousands) December 31, 2014	Commercial and industrial	Commercial real estate	Commercial real estate - construction	Lease financing	Residential mortgage	Home equity	Consumer	Unallocated	Total
Allowance for loan and lease losses:
Beginning Balance	$1,187	$4,006	$9	$—	$581	$441	$72	$21	$6,317
Charge-offs	(62)	(1,057)	—	—	(133)	(43)	(33)	—	(1,328)
Recoveries	13	13	—	—	20	1	63	—	110
Provisions	255	963	24	2	(18)	254	(67)	204	1,617

Ending balance	1,393	3,925	33	2	450	653	35	225	6,716
Ending balance: individually evaluated for impairment	137	1,382	—	—	—	115	—	—	1,634

Ending balance: collectively evaluated for impairment	$1,256	$2,543	$33	$2	$450	$538	$35	$225	$5,082

Loans receivable:
Ending balance	$119,010	$297,357	$56,076	$1,121	$66,442	$28,506	$3,021	$—	$571,533
Ending balance: individually evaluated for impairment	618	8,925	—	—	1,146	240	—	—	10,929

Ending balance: collectively evaluated for impairment	$118,392	$288,432	$56,076	$1,121	$65,296	$28,266	$3,021	$—	$560,604

Troubled Debt Restructurings

The recorded investments in troubled debt restructured loans at June 30, 2017 and December 31, 2016 are as follows:

(Dollars in thousands)	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment	Recorded Investment
June 30, 2017
Commercial real estate	$3,457	$4,003	$2,407
Residential mortgage	759	743	623

	$4,216	$4,746	$3,030

(Dollars in thousands)	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment	Recorded Investment
December 31, 2016
Commercial and industrial	$40	$35	$5
Commercial real estate	4,569	4,031	2,871
Residential mortgage	759	757	639

	$5,368	$4,823	$3,515

The recorded investments in troubled debt restructured loans at December 31, 2016 and 2015 are as follows:

	Pre-Modification	Post-Modification
(Dollars in thousands) December 31, 2016	Outstanding Recorded Investment	Outstanding Recorded Investment	Recorded Investment
Commercial and industrial	$40	$35	$5
Commercial real estate	4,569	4,031	2,871
Residential mortgage	759	757	639

	$5,368	$4,823	$3,515

	Pre-Modification	Post-Modification
(Dollars in thousands) December 31, 2015	Outstanding Recorded Investment	Outstanding Recorded Investment	Recorded Investment
Commercial and industrial	$40	$35	$15
Commercial real estate	3,634	3,117	2,235
Residential mortgage	733	727	555

	$4,407	$3,879	$2,805

Schedule of Troubled Debt Restructurings Modified in the Period

The following table summarizes the loans whose terms have been modified resulting in troubled debt restructurings during the year ended December 31, 2016.

(Dollars in thousands) December 31, 2016	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment	Recorded Investment
Commercial real estate	2	$934	$914	$914
Residential mortgage	1	68	68	68

	3	$1,002	$982	$982

Schedule of Accretion of Purchased Impaired Loan

The following tables provide activity for the accretable yield of acquired impaired loans for the three and six months ended June 30, 2017.

(Dollars in thousands)
Accretable yield, April 1, 2017	$80
Accretable yield amortized to interest income	(12)
Reclassification from nonaccretable difference (a)	—

Accretable yield, June 30, 2017	$68

(Dollars in thousands)
Accretable yield, January 1, 2017	$67
Accretable yield amortized to interest income	(22)
Reclassification from nonaccretable difference (a)	23

Accretable yield, June 30, 2017	$68

(a)	Reclassification from non-accretable difference represents an increase to the estimated cash flows to be collected on the underlying portfolio.

The following table provides activity for the accretable yield of purchased impaired loans for the year ended December 31, 2016.

(Dollars in thousands)
Accretable yield, January 1, 2016	$178
Accretable yield amortized to interest income	(141)
Reclassification from nonaccretable difference (a)	30

Accretable yield, December 31, 2016	$67

(a)	Reclassification from non-accretable difference represents an increase to the estimated cash flows to be collected on the underlying portfolio.